UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23570

Simplify Exchange Traded Funds
(Exact name of registrant as specified in charter)

54 West 40th Street

New York, NY 10018
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 741-2438

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

December 31, 2020

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Growth Equity PLUS Convexity ETF (QQC)

Simplify Growth Equity PLUS Downside Convexity ETF (QQD)

Simplify US Equity PLUS Convexity ETF (SPYC)

Simplify US Equity PLUS Downside Convexity ETF (SPD)

Simplify US Equity PLUS Upside Convexity ETF (SPUC)

Simplify Volt Cloud and Cybersecurity Disruption ETF (VCLO)

Simplify Volt Fintech Disruption ETF (VFIN)

Simplify Volt Pop Culture Disruption ETF (VPOP)

Simplify Volt RoboCar Disruption and Tech ETF (VCAR)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.simplify.us, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you own these shares through a financial intermediary, you may contact to request your shareholder reports electronically.

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Simplify Exchange Traded Funds

Table of Contents

Fees and Expenses	4
Schedule of Investments:
Simplify Growth Equity PLUS Convexity ETF	6
Simplify Growth Equity PLUS Downside Convexity ETF	7
Simplify US Equity PLUS Convexity ETF	8
Simplify US Equity PLUS Downside Convexity ETF	9
Simplify US Equity PLUS Upside Convexity ETF	10
Simplify Volt Cloud and Cybersecurity Disruption ETF	11
Simplify Volt Fintech Disruption ETF	13
Simplify Volt Pop Culture Disruption ETF	15
Simplify Volt RoboCar Disruption and Tech ETF	17
Statements of Assets and Liabilities	20
Statements of Operations	23
Statements of Changes in Net Assets	26
Financial Highlights	29
Notes to Financial Statements	34
Board Consideration in Approval of Investment Advisory and Sub-Advisory Agreements	40
Additional Information	45

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF and Simplify Volt RoboCar Disruption and Tech ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to December 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
Simplify Growth Equity PLUS Convexity ETF
Actual	$1,000.00	$1,036.80	0.25%	$0.15 (2)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28 (1)
Simplify Growth Equity PLUS Downside Convexity ETF
Actual	$1,000.00	$1,034.10	0.25%	$0.15 (2)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28 (1)
Simplify US Equity PLUS Convexity ETF
Actual	$1,000.00	$1,087.70	0.25%	$0.85 (3)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28 (1)
Simplify US Equity PLUS Downside Convexity ETF
Actual	$1,000.00	$1,079.80	0.25%	$0.85 (3)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28 (1)
Simplify US Equity PLUS Upside Convexity ETF
Actual	$1,000.00	$1,083.50	0.25%	$0.85 (3)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28 (1)
Simplify Volt Cloud and Cybersecurity Disruption ETF
Actual	$1,000.00	$ 975.30	0.95%	$0.08 (4)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84 (1)
Simplify Volt Fintech Disruption ETF
Actual	$1,000.00	$ 985.60	0.95%	$0.08 (4)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84 (1)
Simplify Volt Pop Culture Disruption ETF
Actual	$1,000.00	$1,003.20	0.95%	$0.08 (4)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84 (1)
Simplify Volt RoboCar Disruption and Tech ETF
Actual	$1,000.00	$1,045.60	0.95%	$0.08 (4)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84 (1)

(1)	Expenses (hypothetical expenses as if each Fund had been in existence from July 1, 2020) are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited) (Continued)

(2)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 21 (the number of days in the period December 11,2020 (commencement of operations) to December 31, 2020), then divided by 365.

(3)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 119 (the number of days in the period September 4, 2020 (commencement of operations) to December 31, 2020), then divided by 365.

(4)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 3 (the number of days in the period December 29, 2020 (commencement of operations) to December 31, 2020), then divided by 365.

Simplify Growth Equity PLUS Convexity ETF
Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 98.5%
Invesco QQQ Trust Series 1(a)
(Cost $2,524,668)	8,345	$2,618,160

	Number of Contracts	Notional Amount
Purchased Options – 1.5%

Calls – Exchange-Traded – 1.0%
NASDAQ 100 Index, June Strike Price $16,000, Expires 6/18/21	1	$1,600,000	4,850
NASDAQ 100 Index, December Strike Price $16,000, Expires 12/17/21	1	1,600,000	20,290
			25,140

Puts – Exchange-Traded – 0.5%
NASDAQ 100 Index, March Strike Price $5,000, Expires 3/19/21	7	3,500,000	1,960
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21	3	1,500,000	3,405
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	4	1,600,000	8,060
			13,425

Total Purchased Options (Cost $41,913)			38,565

	Shares
Money Market Funds – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $377)	377	377

Total Investments – 100.0%
(Cost $2,566,958)		$2,657,102
Other Assets in Excess of Liabilities – 0.0%†		10
Net Assets – 100.0%		$2,657,112

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	98.5%
Purchased Options	1.5%
Money Market Funds	0.0%†
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Growth Equity PLUS Downside Convexity ETF
Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.0%
Invesco QQQ Trust Series 1(a)
(Cost $2,510,916)	8,300	$2,604,042

	Number of Contracts	Notional Amount
Purchased Options – 1.0%

Puts – Exchange-Traded – 1.0%
NASDAQ 100 Index, March Strike Price $5,000, Expires 3/19/21	15	$7,500,000	4,200
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21	5	2,500,000	5,675
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	8	3,200,000	16,120
			25,995

Total Purchased Options (Cost $36,531)			25,995

Total Investments – 100.0%
(Cost $2,547,447)			$2,630,037
Other Assets in Excess of Liabilities – 0.0%†			264
Net Assets – 100.0%			$2,630,301

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	99.0%
Purchased Options	1.0%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.2%
iShares Core S&P 500 ETF(a)
(Cost $59,815,835)	176,715	$66,337,044

	Number of Contracts	Notional Amount
Purchased Options – 0.8%

Calls – Exchange-Traded – 0.6%
S&P 500 Index, March Strike Price $4,400, Expires 3/19/21	247	$108,680,000	35,197
S&P 500 Index, September Strike Price $4,400, Expires 9/17/21	148	65,120,000	334,480
			369,677
Puts – Exchange-Traded – 0.2%
S&P 500 Index, March Strike Price $1,800, Expires 3/19/21	358	64,440,000	59,965
S&P 500 Index, September Strike Price $1,800, Expires 9/17/21	74	13,320,000	83,990
			143,955

Total Purchased Options (Cost $623,809)			513,632

Total Investments – 100.0%
(Cost $60,439,644)			$66,850,676
Other Assets in Excess of Liabilities – 0.0%†			20,597
Net Assets – 100.0%			$66,871,273

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	99.2%
Purchased Options	0.8%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 99.6%
iShares Core S&P 500 ETF(a)
(Cost $28,414,620)	80,513	$30,223,775

	Number of Contracts	Notional Amount
Purchased Options – 0.4%

Puts – Exchange-Traded – 0.4%
S&P 500 Index, March Strike Price $1,800, Expires 3/19/21	315	$56,700,000	52,763
S&P 500 Index, September Strike Price $1,800, Expires 9/17/21	56	10,080,000	63,560
			116,323

Total Purchased Options (Cost $212,901)			116,323

Total Investments – 100.0%
(Cost $28,627,521)			$30,340,098
Other Assets in Excess of Liabilities – 0.0%†			2,512
Net Assets – 100.0%			$30,342,610

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	99.6%
Purchased Options	0.4%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Upside Convexity
ETF Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 98.9%
iShares Core S&P 500 ETF(a)
(Cost $2,694,368)	7,395	$2,776,009

	Number of Contracts	Notional Amount
Purchased Options – 1.1%

Calls – Exchange-Traded – 1.1%
S&P 500 Index, March Strike Price $4,400, Expires 3/19/21	21	$9,240,000	2,993
S&P 500 Index, September Strike Price $4,400, Expires 9/17/21	12	5,280,000	27,120
			30,113

Total Purchased Options (Cost $38,940)			30,113

Total Investments – 100.0%
(Cost $2,733,308)			$2,806,122
Other Assets in Excess of Liabilities – 0.0%†			227
Net Assets – 100.0%			$2,806,349

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	98.9%
Purchased Options	1.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Common Stocks – 58.9%
Technology – 58.9%
Cloudflare, Inc., Class A*	688	$52,281
Crowdstrike Holdings, Inc., Class A*	1,268	268,588
Datadog, Inc., Class A*	544	53,551
Dropbox, Inc., Class A*	2,408	53,434
Fastly, Inc., Class A*	588	51,374
Snowflake, Inc., Class A*	856	240,878
Total Common Stocks (Cost $746,437)		720,106
Exchange-Traded Funds – 25.7%
Invesco QQQ Trust Series 1(a)
(Cost $313,931)	1,004	314,995

	Number of Contracts	Notional Amount
Purchased Options – 5.4%

Calls – Exchange-Traded – 3.8%
Crowdstrike Holdings, Inc., March Strike Price $310, Expires 3/19/21	9	$279,000	2,466
Crowdstrike Holdings, Inc., June Strike Price $310, Expires 6/18/21	5	155,000	4,850
Crowdstrike Holdings, Inc., January Strike Price $310, Expires 1/21/22	3	93,000	6,285
Crowdstrike Holdings, Inc., January Strike Price $310, Expires 1/20/23	4	124,000	14,080
Snowflake, Inc., February Strike Price $540, Expires 2/19/21	21	1,134,000	840
Snowflake, Inc., May Strike Price $540, Expires 5/21/21	3	162,000	1,755
Snowflake, Inc., January Strike Price $620, Expires 1/21/22	3	186,000	5,130
Snowflake, Inc., January Strike Price $620, Expires 1/20/23	3	186,000	11,325
			46,731
Puts – Exchange-Traded – 1.6%
NASDAQ 100 Index, March Strike Price $5,000, Expires 3/19/21	17	8,500,000	4,760
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21	4	2,000,000	4,540
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	5	2,000,000	10,075
			19,375

Total Purchased Options (Cost $71,793)			66,106

	Shares
Money Market Funds – 10.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $121,792)	121,792	121,792

Total Investments – 100.0%
(Cost $1,253,953)		$1,222,999
Liabilities in Excess of Other Assets – (0.0)%†		(65)
Net Assets – 100.0%		$1,222,934

*	Non Income Producing
†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

See Notes to Financial Statements.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	58.9%
Exchange-Traded Funds	25.7%
Purchased Options	5.4%
Money Market Funds	10.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Fintech Disruption ETF

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Common Stocks – 56.5%
Communications – 14.1%
Alibaba Group Holding Ltd., ADR*	210	$48,874
MercadoLibre, Inc.*	42	70,359
Pinduoduo, Inc., ADR*	300	53,301
Shopify, Inc., Class A*	78	88,292
		260,826
Consumer, Non-cyclical – 23.2%
PayPal Holdings, Inc.*	312	73,070
Square, Inc., Class A*	1,636	356,059
		429,129
Financial – 19.2%
Lemonade, Inc.*	2,911	356,598
Total Common Stocks (Cost $1,059,711)		1,046,553
Exchange-Traded Funds – 33.2%
Invesco QQQ Trust Series 1(a)
(Cost $613,544)	1,960	614,930

	Number of Contracts	Notional Amount
Purchased Options – 9.0%

Calls – Exchange-Traded – 7.5%
Lemonade, Inc., March Strike Price $190, Expires 3/19/21	12	$228,000	7,080
Lemonade, Inc., June Strike Price $190, Expires 6/18/21	15	285,000	19,875
Lemonade, Inc., January Strike Price $190, Expires 1/21/22	4	76,000	9,960
Lemonade, Inc., January Strike Price $190, Expires 1/20/23	6	114,000	23,100
Square, Inc., March Strike Price $350, Expires 3/19/21	52	1,820,000	7,462
Square, Inc., June Strike Price $350, Expires 6/18/21	28	980,000	14,840
Square, Inc., January Strike Price $350, Expires 1/21/22	12	420,000	18,300
Square, Inc., January Strike Price $350, Expires 1/20/23	13	455,000	37,798
			138,415
Puts – Exchange-Traded – 1.5%
NASDAQ 100 Index, March Strike Price $5,000, Expires 3/19/21	25	12,500,000	7,000
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21	6	3,000,000	6,810
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	7	2,800,000	14,105
			27,915

Total Purchased Options (Cost $172,184)			166,330

	Shares
Money Market Funds – 14.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $267,043)	267,043	267,043

Total Investments – 113.1%
(Cost $2,112,482)		$2,094,856
Liabilities in Excess of Other Assets – (13.1)%		(242,413)
Net Assets – 100.0%		$1,852,443

See Notes to Financial Statements.

Simplify Volt Fintech Disruption ETF

Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

ADR : American Depositary Receipt

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	56.5%
Exchange-Traded Funds	33.2%
Purchased Options	9.0%
Money Market Funds	14.4%
Total Investments	113.1%
Liabilities in Excess of Other Assets	(13.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Pop Culture Disruption ETF

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Common Stocks – 57.2%
Communications – 48.9%
Facebook, Inc., Class A*	140	$38,243
Netflix, Inc.*	72	38,933
Snap, Inc., Class A*	4,288	214,700
Spotify Technology SA*	840	264,314
Walt Disney Co. (The)*	324	58,702
		614,892
Consumer, Cyclical – 4.3%
Peloton Interactive, Inc., Class A*	356	54,012
Technology – 4.0%
Activision Blizzard, Inc.	548	50,882
Total Common Stocks (Cost $711,849)		719,786
Exchange-Traded Funds – 31.1%
Invesco QQQ Trust Series 1(a)
(Cost $390,225)	1,248	391,548

	Number of Contracts	Notional Amount
Purchased Options – 4.7%

Calls – Exchange-Traded – 3.2%
Snap, Inc., April Strike Price $75, Expires 4/16/21	19	$142,500	2,565
Snap, Inc., July Strike Price $75, Expires 7/16/21	20	150,000	5,430
Snap, Inc., January Strike Price $75, Expires 1/21/22	6	45,000	2,955
Snap, Inc., January Strike Price $75, Expires 1/20/23	8	60,000	5,720
Spotify Technology SA, April Strike Price $500, Expires 4/16/21	6	300,000	1,830
Spotify Technology SA, July Strike Price $500, Expires 7/16/21	6	300,000	4,980
Spotify Technology SA, January Strike Price $500, Expires 1/21/22	3	150,000	5,850
Spotify Technology SA, January Strike Price $500, Expires 1/20/23	3	150,000	10,605
			39,935
Puts – Exchange-Traded – 1.5%
NASDAQ 100 Index, March Strike Price $5,000, Expires 3/19/21	17	8,500,000	4,760
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21	4	2,000,000	4,540
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	5	2,000,000	10,075
			19,375

Total Purchased Options (Cost $64,406)			59,310

	Shares
Money Market Funds – 7.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $87,473)	87,473	87,473

Total Investments – 100.0%
(Cost $1,253,953)		$1,258,117
Liabilities in Excess of Other Assets – (0.0)%†		(66)
Net Assets – 100.0%		$1,258,051

See Notes to Financial Statements.

Simplify Volt Pop Culture Disruption ETF

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

*	Non Income Producing
†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	57.2%
Exchange-Traded Funds	31.1%
Purchased Options	4.7%
Money Market Funds	7.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
Common Stocks – 15.1%
Consumer, Cyclical – 15.1%
Tesla, Inc.*
(Cost $185,833)	280	$197,588
Exchange-Traded Funds – 66.5%
Invesco Nasdaq Next Gen 100 ETF(a)	11,940	368,588
Invesco QQQ Trust Series 1(a)	1,608	504,494
Total Exchange-Traded Funds (Cost $870,780)		873,082

	Number of Contracts	Notional Amount
Purchased Options – 12.6%

Calls – Exchange-Traded – 11.1%
Tesla, Inc., March Strike Price $1,000, Expires 3/19/21	8	$800,000	17,220
Tesla, Inc., June Strike Price $1,000, Expires 6/18/21	6	600,000	32,040
Tesla, Inc., January Strike Price $1,275, Expires 1/21/22	5	637,500	37,875
Tesla, Inc., January Strike Price $1,275, Expires 1/20/23	4	510,000	58,730
			145,865
Puts – Exchange-Traded – 1.5%
NASDAQ 100 Index, March Strike Price $5,000, Expires 3/19/21	17	8,500,000	4,760
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21	4	2,000,000	4,540
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	5	2,000,000	10,075
			19,375

Total Purchased Options (Cost $122,417)			165,240

	Shares
Money Market Funds – 5.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $76,220)	76,220	76,220

Total Investments – 100.0%
(Cost $1,255,250)		$1,312,130
Liabilities in Excess of Other Assets – (0.0)%†		(67)
Net Assets – 100.0%		$1,312,063

*	Non Income Producing
†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	15.1%
Exchange-Traded Funds	66.5%
Purchased Options	12.6%
Money Market Funds	5.8%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

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Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	Simplify Growth Equity PLUS Convexity ETF	Simplify Growth Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF
Assets
Investments, at value	$2,657,102	$2,630,037	$66,850,676	$30,340,098
Cash	3,764	3,680	26,164	4,915
Receivables:
Securities sold	932	1,246	681,902	3,730
Investment adviser	376	372	13,091	6,133
Total assets	2,662,174	2,635,335	67,571,833	30,354,876

Liabilities
Payables:
Distributions payable	4,310	4,288	—	—
Investment advisory fees	752	746	26,182	12,266
Capital shares	—	—	674,378	—
Total liabilities	5,062	5,034	700,560	12,266
Net Assets, at value	$2,657,112	$2,630,301	$66,871,273	$30,342,610

Net Assets Consist of
Paid-in capital	$2,567,034	$2,547,802	$60,180,490	$28,471,678
Distributable earnings (loss)	90,078	82,499	6,690,783	1,870,932
Net Assets, at value	$2,657,112	$2,630,301	$66,871,273	$30,342,610
Number of Common Shares outstanding	100,001	100,001	2,479,000	1,129,001
Net Asset Value	$26.57	$26.30	$26.98	$26.88
Investments, at cost	$2,566,958	$2,547,447	$60,439,644	$28,627,521

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2020 (Unaudited)

	Simplify US Equity PLUS Upside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF	Simplify Volt Fintech Disruption ETF	Simplify Volt Pop Culture Disruption ETF
Assets
Investments, at value	$2,806,122	$1,222,999	$2,094,856	$1,258,117
Cash	837	—	—	—
Receivables:
Investment adviser	610	—	—	—
Capital shares	—	—	63,349	—
Total assets	2,807,569	1,222,999	2,158,205	1,258,117

Liabilities
Payables:
Investment advisory fees	1,220	65	66	66
Securities purchased	—	—	305,696	—
Total liabilities	1,220	65	305,762	66
Net Assets, at value	$2,806,349	$1,222,934	$1,852,443	$1,258,051

Net Assets Consist of
Paid-in capital	$2,554,449	$1,253,950	$1,870,132	$1,253,950
Distributable earnings (loss)	251,900	(31,016)	(17,689)	4,101
Net Assets, at value	$2,806,349	$1,222,934	$1,852,443	$1,258,051
Number of Common Shares outstanding	104,001	100,316	150,316	100,316
Net Asset Value	$26.98	$12.19	$12.32	$12.54
Investments, at cost	$2,733,308	$1,253,953	$2,112,482	$1,253,953

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2020 (Unaudited)

Simplify Volt RoboCar Disruption and Tech ETF
Assets
Investments, at value	$1,312,130
Total assets	1,312,130

Liabilities
Payables:
Investment advisory fees	67
Total liabilities	67
Net Assets, at value	$1,312,063

Net Assets Consist of
Paid-in capital	$1,255,250
Distributable earnings (loss)	56,813
Net Assets, at value	$1,312,063
Number of Common Shares outstanding	100,420
Net Asset Value	$13.07
Investments, at cost	$1,255,250

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Operations
For the Six Months Ended December 31, 2020 (Unaudited)

	Simplify Growth Equity PLUS Convexity ETF(1)	Simplify Growth Equity PLUS Downside Convexity ETF(1)	Simplify US Equity PLUS Convexity ETF(2)	Simplify US Equity PLUS Downside Convexity ETF(2)
Investment Income
Dividend income	$4,686	$4,661	$278,522	$135,112
Interest income	—	—	2	1
Total income	4,686	4,661	278,524	135,113

Expenses
Investment advisory fees	752	746	51,113	23,128
Interest expense	1	5	45	74
Total expenses	753	751	51,158	23,202
Less fees waived (see note 3):
Waiver	(376)	(373)	(25,557)	(11,564)
Net expenses	377	378	25,601	11,638
Net investment income (loss)	4,309	4,283	252,923	123,475

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(65)	(86)	(84,681)	(61,388)
In-kind redemptions	—	—	362,692	221,648
Net realized gain (loss)	(65)	(86)	278,011	160,260
Net change in unrealized appreciation (depreciation) on investments	90,144	82,590	6,411,032	1,712,577
Net realized and unrealized gain (loss)	90,079	82,504	6,689,043	1,872,837
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,388	$86,787	$6,941,966	$1,996,312

(1)	For the period December 11, 2020 (commencement of operations) through December 31, 2020.
(2)	For the period September 4, 2020 (commencement of operations) through December 31, 2020.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2020 (Unaudited)

	Simplify US Equity PLUS Upside Convexity ETF(1)	Simplify Volt Cloud and Cybersecurity Disruption ETF(2)	Simplify Volt Fintech Disruption ETF(2)	Simplify Volt Pop Culture Disruption ETF(2)
Investment Income
Dividend income	$23,090	$—	$—	$—
Interest income	1	—	1	—
Total income	23,091	—	1	—

Expenses
Investment advisory fees	4,334	65	66	66
Interest expense	23	—	—	—
Total expenses	4,357	65	66	66
Less fees waived (see note 3):
Waiver	(2,167)	—	—	—
Net expenses	2,190	65	66	66
Net investment income (loss)	20,901	(65)	(65)	(66)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	234	3	2	3
In-kind redemptions	179,054	—	—	—
Net realized gain (loss)	179,288	3	2	3
Net change in unrealized appreciation (depreciation) on investments	72,814	(30,954)	(17,626)	4,164
Net realized and unrealized gain (loss)	252,102	(30,951)	(17,624)	4,167
Net Increase (Decrease) in Net Assets Resulting from Operations	$273,003	$(31,016)	$(17,689)	$4,101

(1)	For the period September 4, 2020 (commencement of operations) through December 31, 2020.
(2)	For the period December 29, 2020 (commencement of operations) through December 31, 2020.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2020 (Unaudited)

Simplify Volt RoboCar Disruption and Tech ETF(1)

Expenses
Investment advisory fees	$67
Total expenses	67
Net investment income (loss)	(67)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on investments	56,880
Net realized and unrealized gain (loss)	56,880
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,813

(1)	For the period December 29, 2020 (commencement of operations) through December 31, 2020.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Growth Equity PLUS Convexity ETF	Simplify Growth Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF
	For the period December 11, 2020(1) to December 31, 2020 (Unaudited)	For the period December 11, 2020(1) to December 31, 2020 (Unaudited)	For the period September 4, 2020(1) to December 31, 2020 (Unaudited)	For the period September 4, 2020(1) to December 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,309	$4,283	$252,923	$123,475
Net realized gain (loss)	(65)	(86)	278,011	160,260
Net change in net unrealized appreciation (depreciation)	90,144	82,590	6,411,032	1,712,577
Net increase (decrease) in net assets resulting from operations	94,388	86,787	6,941,966	1,996,312

Distributions	(4,310)	(4,288)	(251,183)	(125,380)

Fund Shares Transactions
Proceeds from shares sold	2,567,034	2,547,802	64,166,126	30,457,088
Value of shares redeemed	—	—	(3,985,636)	(1,985,410)
Net increase (decrease) in net assets resulting from fund share transactions	2,567,034	2,547,802	60,180,490	28,471,678
Total net increase (decrease) in Net Assets	2,657,112	2,630,301	66,871,273	30,342,610
Net Assets
Beginning of period	—	—	—	—
End of period	$2,657,112	$2,630,301	$66,871,273	$30,342,610

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,001	100,001	2,629,000	1,204,001
Shares redeemed	—	—	(150,000)	(75,000)
Shares outstanding, end of period	100,001	100,001	2,479,000	1,129,001

(1)	Commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Upside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF	Simplify Volt Fintech Disruption ETF	Simplify Volt Pop Culture Disruption ETF
	For the period September 4, 2020(1) to December 31, 2020 (Unaudited)	For the period December 29, 2020(1) to December 31, 2020 (Unaudited)	For the period December 29, 2020(1) to December 31, 2020 (Unaudited)	For the period December 29, 2020(1) to December 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$20,901	$(65)	$(65)	$(66)
Net realized gain (loss)	179,288	3	2	3
Net change in net unrealized appreciation (depreciation)	72,814	(30,954)	(17,626)	4,164
Net increase (decrease) in net assets resulting from operations	273,003	(31,016)	(17,689)	4,101

Distributions	(21,103)	—	—	—

Fund Shares Transactions
Proceeds from shares sold	5,873,976	1,253,950	1,870,132	1,253,950
Value of shares redeemed	(3,319,527)	—	—	—
Net increase (decrease) in net assets resulting from fund share transactions	2,554,449	1,253,950	1,870,132	1,253,950
Total net increase (decrease) in Net Assets	2,806,349	1,222,934	1,852,443	1,258,051

Net Assets
Beginning of period	—	—	—	—
End of period	$2,806,349	$1,222,934	$1,852,443	$1,258,051

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	229,001	100,316	150,316	100,316
Shares redeemed	(125,000)	—	—	—
Shares outstanding, end of period	104,001	100,316	150,316	100,316

(1)	Commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

Simplify Volt RoboCar Disruption and Tech ETF
For the period December 29, 2020(1) to December 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(67)
Net change in net unrealized appreciation (depreciation)	56,880
Net increase (decrease) in net assets resulting from operations	56,813

Fund Shares Transactions
Proceeds from shares sold	1,255,250
Value of shares redeemed	—
Net increase (decrease) in net assets resulting from fund share transactions	1,255,250
Total net increase (decrease) in Net Assets	1,312,063

Net Assets
Beginning of period	—
End of period	$1,312,063

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	100,420
Shares redeemed	—
Shares outstanding, end of period	100,420

(1)	Commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights

Simplify Growth Equity PLUS Convexity ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$25.67
Income (loss) from investment operations:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss)	0.90
Total from investment operations	0.94
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net Asset Value, end of period	$26.57
Total Return (%)	3.68
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	2.86	(c)
Portfolio turnover rate (%)(d)	0	(e)

Simplify Growth Equity PLUS Downside Convexity ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$25.48
Income (loss) from investment operations:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss)	0.82
Total from investment operations	0.86
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net Asset Value, end of period	$26.30
Total Return (%)	3.41
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	2.87	(c)
Portfolio turnover rate (%)(d)	0	(e)

(a)	For the period December 11, 2020 (commencement of operations) through December 31, 2020.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Convexity ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21
Net realized and unrealized gain (loss)	1.88
Total from investment operations	2.09
Less distributions from:
Net investment income	(0.11)
Total distributions	(0.11)
Net Asset Value, end of period	$26.98
Total Return (%)	8.35
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$67
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	2.47	(c)
Portfolio turnover rate (%)(d)	1	(e)

Simplify US Equity PLUS Downside Convexity ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.22
Net realized and unrealized gain (loss)	1.78
Total from investment operations	2.00
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net Asset Value, end of period	$26.88
Total Return (%)	7.98
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$30
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	2.67	(c)
Portfolio turnover rate (%)(d)	0	(e)

(a)	For the period September 4, 2020 (commencement of operations) through December 31, 2020.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Upside Convexity ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.20
Net realized and unrealized gain (loss)	1.98
Total from investment operations	2.18
Less distributions from:
Net investment income	(0.20)
Total distributions	(0.20)
Net Asset Value, end of period	$26.98
Total Return (%)	8.77
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	2.41	(c)
Portfolio turnover rate (%)(d)	1	(e)

Simplify Volt Cloud and Cybersecurity Disruption ETF Selected Per Share Data	Period Ended December 31, 2020(f) (Unaudited)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(g)
Net realized and unrealized gain (loss)	(0.31)
Total from investment operations	(0.31)
Less distributions from:
Net investment income	—
Total distributions	—
Net Asset Value, end of period	$12.19
Total Return (%)	(2.47)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses (%)	0.95	(c)
Ratio of net investment income (loss) (%)	(0.95	)(c)
Portfolio turnover rate (%)(d)	0	(e)

(a)	For the period September 4, 2020 (commencement of operations) through December 31, 2020.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period December 29, 2020 (commencement of operations) through December 31, 2020.
(g)	Less than $.005.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Volt Fintech Disruption ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	(0.18)
Total from investment operations	(0.18)
Less distributions from:
Net investment income	—
Total distributions	—
Net Asset Value, end of period	$12.32
Total Return (%)	(1.44)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2
Ratio of expenses (%)	0.95	(d)
Ratio of net investment income (loss) (%)	(0.94	)(d)
Portfolio turnover rate (%)(e)	0	(f)

Simplify Volt Pop Culture Disruption ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	0.04
Total from investment operations	0.04
Less distributions from:
Net investment income	—
Total distributions	—
Net Asset Value, end of period	$12.54
Total Return (%)	0.32
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses (%)	0.95	(d)
Ratio of net investment income (loss) (%)	(0.95	)(d)
Portfolio turnover rate (%)(e)	0	(f)

(a)	For the period December 29, 2020 (commencement of operations) through December 31, 2020.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Volt RoboCar Disruption and Tech ETF Selected Per Share Data	Period Ended December 31, 2020(a) (Unaudited)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	0.57
Total from investment operations	0.57
Less distributions from:
Net investment income	—
Total distributions	—
Net Asset Value, end of period	$13.07
Total Return (%)	4.56
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses (%)	0.95	(d)
Ratio of net investment income (loss) (%)	(0.95	)(d)
Portfolio turnover rate (%)(e)	0	(f)

(a)	For the period December 29, 2020 (commencement of operations) through December 31, 2020.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Notes to Financial Statements
December 31, 2020 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2020, the Trust consists of nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Growth Equity PLUS Convexity ETF

Simplify Growth Equity PLUS Downside Convexity ETF

Simplify US Equity PLUS Convexity ETF

Simplify US Equity PLUS Downside Convexity ETF

Simplify US Equity PLUS Upside Convexity ETF

Simplify Volt Cloud and Cybersecurity Disruption ETF

Simplify Volt Fintech Disruption ETF

Simplify Volt Pop Culture Disruption ETF

Simplify Volt RoboCar Disruption and Tech ETF

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for Simplify Growth Equity PLUS Convexity ETF and Simplify Growth Equity PLUS Downside Convexity ETF which offer shares that are listed and traded on the NASDAQ Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek to provide capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as- needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded and are categorized as Level 1. Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)
December 31, 2020 (Unaudited)

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2020 for each Fund based upon the three levels defined above:

Simplify Growth Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,618,160	$—	$—	$2,618,160
Purchased Options	38,565	—	—	38,565
Money Market Funds	377	—	—	377
TOTAL	$2,657,102	$—	$—	$2,657,102

Simplify Growth Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,604,042	$—	$—	$2,604,042
Purchased Options	25,995	—	—	25,995
TOTAL	$2,630,037	$—	$—	$2,630,037

Simplify US Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$66,337,044	$—	$—	$66,337,044
Purchased Options	513,632	—	—	513,632
TOTAL	$66,850,676	$—	$—	$66,850,676

Simplify US Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,223,775	$—	$—	$30,223,775
Purchased Options	116,323	—	—	116,323
TOTAL	$30,340,098	$—	$—	$30,340,098

Simplify US Equity PLUS Upside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,776,009	$—	$—	$2,776,009
Purchased Options	30,113	—	—	30,113
TOTAL	$2,806,122	$—	$—	$2,806,122

Simplify Volt Cloud and Cybersecurity Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$720,106	$—	$—	$720,106
Exchange-Traded Funds	314,995	—	—	314,995
Purchased Options	66,106	—	—	66,106
Money Market Funds	121,792	—	—	121,792
TOTAL	$1,222,999	$—	$—	$1,222,999

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)
December 31, 2020 (Unaudited)

Simplify Volt Fintech Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,046,553	$—	$—	$1,046,553
Exchange-Traded Funds	614,930	—	—	614,930
Purchased Options	166,330	—	—	166,330
Money Market Funds	267,043	—	—	267,043
TOTAL	$2,094,856	$—	$—	$2,094,856

Simplify Volt Pop Culture Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$719,786	$—	$—	$719,786
Exchange-Traded Funds	391,548	—	—	391,548
Purchased Options	59,310	—	—	59,310
Money Market Funds	87,473	—	—	87,473
TOTAL	$1,258,117	$—	$—	$1,258,117

Simplify Volt RoboCar Disruption and Tech ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$197,588	$—	$—	$197,588
Exchange-Traded Funds	873,082	—	—	873,082
Purchased Options	165,240	—	—	165,240
Money Market Funds	76,220	—	—	76,220
TOTAL	$1,312,130	$—	$—	$1,312,130

Cash

Cash consists of cash held at a bank and is on deposit with a major financial institution.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)
December 31, 2020 (Unaudited)

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non- distribution related services for the Funds to operate.

Volt Equity LLC (the “Sub-Adviser”) serves as investment sub-adviser to Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF and Simplify Volt RoboCar Disruption and Tech ETF. The Sub- Adviser is responsible for day-to-day management of these Funds, subject to supervision of the Adviser.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Growth Equity PLUS Convexity ETF	0.50%
Simplify Growth Equity PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS Convexity ETF	0.50%
Simplify US Equity PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS Upside Convexity ETF	0.50%
Simplify Volt Cloud and Cybersecurity Disruption ETF	0.95%
Simplify Volt Fintech Disruption ETF	0.95%
Simplify Volt Pop Culture Disruption ETF	0.95%
Simplify Volt RoboCar Disruption and Tech ETF	0.95%

The Adviser for the Funds below has contractually agreed, until at least November 30, 2021, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.25% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2020, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Simplify Growth Equity PLUS Convexity ETF	$376
Simplify Growth Equity PLUS Downside Convexity ETF	373

The Adviser for the Funds below has contractually agreed, until at least August 31, 2021, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.25% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2020, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Simplify US Equity PLUS Convexity ETF	$25,557
Simplify US Equity PLUS Downside Convexity ETF	11,564
Simplify US Equity PLUS Upside Convexity ETF	2,167

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)
December 31, 2020 (Unaudited)

The Adviser may recoup from a Fund fees previously waived or expenses previously reimbursed by the Adviser with respect to that Fund pursuant to these agreements (or a previous expense limitation agreement) if: (1) such recoupment by the Adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. As of December 31, 2020, the Adviser may potentially recoup the following amounts from the Funds listed below:

Fund	Expires June 30, 2024
Simplify Growth Equity PLUS Convexity ETF	$376
Simplify Growth Equity PLUS Downside Convexity ETF	373
Simplify US Equity PLUS Convexity ETF	25,557
Simplify US Equity PLUS Downside Convexity ETF	11,564
Simplify US Equity PLUS Upside Convexity ETF	2,167

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b 1 under the Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the net asset value per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

4. Investment Transactions

Purchases and sales of securities, other than short-term securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Growth Equity PLUS Convexity ETF	$45,802	$932
Simplify Growth Equity PLUS Downside Convexity ETF	20,566	1,246
Simplify US Equity PLUS Convexity ETF	347,971	821,793
Simplify US Equity PLUS Downside Convexity ETF	231,698	71,822
Simplify US Equity PLUS Upside Convexity ETF	265,680	12,546
Simplify Volt Cloud and Cybersecurity Disruption ETF	40,211	—
Simplify Volt Fintech Disruption ETF	342,009	—
Simplify Volt Pop Culture Disruption ETF	26,785	—
Simplify Volt RoboCar Disruption and Tech ETF	71,463	—

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Growth Equity PLUS Convexity ETF	$2,508,496	$—
Simplify Growth Equity PLUS Downside Convexity ETF	2,512,126	—
Simplify US Equity PLUS Convexity ETF	63,227,150	3,281,713
Simplify US Equity PLUS Downside Convexity ETF	30,023,145	1,975,439
Simplify US Equity PLUS Upside Convexity ETF	5,583,841	3,296,092
Simplify Volt Cloud and Cybersecurity Disruption ETF	1,060,367	—
Simplify Volt Fintech Disruption ETF	1,420,860	—
Simplify Volt Pop Culture Disruption ETF	1,102,074	—
Simplify Volt RoboCar Disruption and Tech ETF	1,056,613	—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)
December 31, 2020 (Unaudited)

5. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

At December 31, 2020, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation Depreciation
Simplify Growth Equity PLUS Convexity ETF	$2,566,958	$95,351	$(5,207)	$90,144
Simplify Growth Equity PLUS Downside Convexity ETF	2,547,447	93,126	(10,536)	82,590
Simplify US Equity PLUS Convexity ETF	60,439,644	6,665,083	(254,051)	6,411,032
Simplify US Equity PLUS Downside Convexity ETF	28,627,521	1,809,155	(96,578)	1,712,577
Simplify US Equity PLUS Upside Convexity ETF	2,733,308	82,947	(10,133)	72,814
Simplify Volt Cloud and Cybersecurity Disruption ETF	1,253,953	4,247	(35,201)	(30,954)
Simplify Volt Fintech Disruption ETF	2,112,482	12,371	(29,997)	(17,626)
Simplify Volt Pop Culture Disruption ETF	1,253,953	12,170	(8,006)	4,164
Simplify Volt RoboCar Disruption and Tech ETF	1,255,250	57,974	(1,094)	56,880

7. Fund Name Changes

Effective February 18, 2021, Simplify Growth Equity PLUS Convexity ETF and Simplify Growth Equity PLUS Downside Convexity ETF changed their names to Simplify Nasdaq 100 PLUS Convexity ETF and Simplify Nasdaq 100 PLUS Downside Convexity ETF, respectively.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory and Sub-Advisory

Agreements (Unaudited)

Simplify US Equity PLUS Convexity ETF, Simplify US Equity PLUS Downside Convexity ETF and Simplify US Equity PLUS Upside Convexity ETF

Approval of Investment Advisory Agreement – Simplify US Equity Plus Convexity ETF (“Convexity ETF”), Simplify US Equity Plus Downside Convexity ETF (“Downside ETF”), Simplify Growth Equity Plus Upside Convexity ETF (“Upside ETF”).

In connection with a meeting held on June 26, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the Investment Advisory Agreement between the Simplify Asset Management, Inc. (“Simplify”) and the Trust, with respect to the Convexity ETF, the Upside ETF, and the Downside ETF. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to each Fund and the Investment Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Investment Advisory Agreement.

Nature, Extent and Quality of Services. The Board considered that Simplify was established in February 2020 to provide investment advisory solutions to registered investment companies. The Board acknowledged that although Simplify had no quantifiable track record managing exchange traded funds (“ETFs”), Simplify’s personnel had a depth of knowledge and experience with ETFs. The Board considered Simplify’s extensive experience in advisory services and understanding of the proposed strategies and risks involved with each Fund. The Board observed that Simplify had substantial financial resources, and would be able to absorb the costs of launching the Funds and also provide quality services. The Board concluded that Simplify had sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Investment Advisory Agreement and that the nature, overall quality and extent of the management services that it would provide to the Trust would be satisfactory.

Performance

Convexity ETF

The Board noted that because the Fund had not yet commenced operations, they could not consider the Fund’s past performance. The Board considered the back-tested performance information submitted by Simplify, noting that for the one-year, five-year, ten-year and since inception periods, Simplify reported that the Fund’s strategy would have returned 27.80%, 13.71%, 13.37%, and 9.92%, respectively. The Board acknowledged that the Fund’s strategy would have outperformed for the S&P 500 index for the one-year, five-year, ten-year, and since inception periods. In response to a question on how the performance data was generated, Mr. Kim and Mr. Berns noted that the back-tested data was created by applying rules and ranges over the periods in question. The Board further discussed the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected a manager’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Board also considered that Simplify did not have a record of prior performance for other registered funds or similarly managed accounts. The Board considered the qualifications of the proposed portfolio managers and agreed that Simplify was well positioned to manage the strategies proposed.

Downside ETF

The Board noted that because the Fund had not yet commenced operations, they could not consider the Fund’s past performance. Similar to the Convexity ETF and Upside ETF, the Board considered back-tested performance data for the Fund’s strategy. The Board noted that for the one-year, five-year, ten-year, and since inception periods, the Fund’s strategy would have returned 42.12%, 14.09%, 12.63%, and 9.87%, respectively. The Board further noted that the Fund’s strategy would have outperformed the S&P 500 index for all comparison periods. The Board considered the limitations of back-tested performance as described above, and it also considered that Simplify did not have a record of prior performance for other registered funds or similarly managed accounts. The Board considered the qualifications of the proposed portfolio managers and agreed that Simplify was well positioned to manage the strategies proposed.

Upside ETF

The Board noted that because the Fund had not yet commenced operations, they could not consider the Fund’s past performance. Similar to the Convexity ETF, the Board considered back-tested performance data. The Board noted that for the one-year, five-year, ten-year, and since inception periods, the Fund’s strategy would have returned -0.32%, 11.38%, 13.95%, and 9.41%, respectively. The Board further noted that the Fund’s strategy would have outperformed the S&P 500 index for the five-year, ten-year, and since inception periods. The Board considered the limitations of back-tested performance as described above, and it considered that Simplify did not have a record of prior performance for other registered funds or similarly managed accounts. The Board considered the qualifications of the proposed portfolio managers and agreed that Simplify was well positioned to manage the strategies proposed.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory and Sub-Advisory

Agreements (Unaudited) (Continued)

Fees and Expenses

The Board considered Simplify’s proposed management fee of 0.50% for each Fund, noting that the management fee for each Fund was slightly higher than the Morningstar Category average but lower than the Fund’s peer group. The Board noted, however, that the proposed fee for each Fund was within the range of the Morningstar Category. The Board further noted each Fund’s proposed net expense ratio was 0.25%, which was lower than both the Fund’s peer group and Morningstar category. After further discussion, the Board concluded that the proposed fees were not unreasonable.

Profitability

The Board noted that Simplify did not expect to derive any profits from its services to each Fund for the first year of operations, and expected a modest profit in the second year. The Board concluded that excessive profitability from Simplify’s relationship with the Funds was not an issue at this time.

Economies of Scale

The Board noted that economies of scale had not yet been reached as the Funds had not yet launched. The Board discussed future opportunities for breakpoints as the assets of each Fund grew.

Conclusion

Having requested and received such information from Simplify as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Investment Advisory Agreement was in the best interest of each Fund and its future shareholders.

Simplify Growth Equity PLUS Convexity ETF, Simplify Growth Equity PLUS Downside Convexity ETF, Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF and Simplify Volt RoboCar Disruption and Tech ETF

Approval of Investment Advisory Agreement – Simplify Growth Equity PLUS Convexity ETF (“Growth Convexity”), Simplify Growth Equity PLUS Downside Convexity ETF (“Growth Downside”, collectively the “Convexity Funds”), Simplify Volt Cloud and Cybersecurity Disruption ETF (“Cloud and Cybersecurity ETF”), Simplify Volt Fintech Disruption ETF (“Fintech ETF”), Simplify Volt Pop Culture Disruption ETF (“Pop Culture ETF”) and Simplify Volt RoboCar Disruption and Tech ETF (“RoboCar ETF”, collectively “Volt Funds”).

In connection with a meeting held on November 10, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the Investment Advisory Agreement between the Simplify Asset Management, Inc. (“Simplify”) and the Trust, with respect to the Convexity Funds and the Volt Funds. In considering the approval of the Investment Advisory Agreement, the Board received materials specifically relating to the Convexity and Volt Funds and the Investment Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Investment Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Simplify was founded in 2020 and specialized in the management of exchange traded funds (“ETFs”). They reviewed the background information of the key investment personnel that would be responsible for servicing the Convexity Funds, taking into consideration the team’s diverse financial industry experience. They considered Simplify’s ongoing research and analysis of ETFs as potential investments. The Trustees considered that Simplify would use a proprietary option overlay to enhance each Fund’s returns and protect against volatility. The Trustees noted that Simplify would monitor compliance with each Fund's investment restrictions using pre-and post-trade spreadsheets as well as third-party service providers. They considered that Simplify utilized multiple brokers and reviewed and evaluated best execution based on several factors. The Trustees concluded that Simplify had more than sufficient resources and robust portfolio management team capable of providing quality service to the New Funds.

Performance

Growth Convexity

The Trustees reviewed the investment objective of the Growth Convexity and the results of Simplify’s back-tested performance data. They noted that the Fund hypothetically returned 101%, 28%, 21%, and 23% for the one, three, five year, and since inception periods. The Trustees discussed the back-tested data provided by Simplify, noting that the Growth Convexity outperformed its anticipated benchmarks for the three-year, five-year, ten-year, and since inceptions periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory and Sub-Advisory

Agreements (Unaudited) (Continued)

Growth Downside

The Trustees reviewed the investment objective of the Growth Downside and the results of Simplify’s back-tested performance data. They noted that the Fund utilized put options to hedge against market volatility and would have returned 111%, 28%, 20%, and 22% for the one, three, five year, and since inception periods. The Trustees discussed the back-tested data provided by Simplify, noting that the Growth Downside outperformed its anticipated benchmarks for the three-year, five-year, ten-year, and since inceptions periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results.

RoboCar ETF

The Trustees considered the Fund’s hypothetical back-tested performance and noted that the Fund would have returned 1111%, 68%, 58%, and 64% for the one, three, and five-year periods and since inception periods, respectively. They further noted that the Fund would have outperformed its benchmark for all comparison periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision- making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Pop Culture ETF

The Trustees considered the Fund’s hypothetical back-tested performance and noted that the Fund would have returned 62%, 27%, and 27% for the one-year, two-year, and since inception periods, respectively. They further noted that the Fund would have outperformed its benchmark for all comparison periods and the Fund’s comparison periods were limited due to the Fund’s anchor position only recently becoming a publicly traded company. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Fintech ETF

The Trustees considered the Fund’s hypothetical back-tested performance and noted that the Fund would have returned 118%, 38%, and 38% for the one-year, two-year, and since inception periods, respectively. They further noted that the Fund would have outperformed its benchmark for all comparison periods and the Fund’s comparison periods were limited due to the Fund’s anchor position only recently becoming a publicly traded company. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Cloud and Cybersecurity ETF

The Trustees considered the Fund’s hypothetical back-tested performance and noted that the Fund would have returned 90.7% for the one-year and since inception periods, respectively. They further noted that the Fund would have outperformed its benchmark for all comparison periods and the Fund’s comparison periods were limited due to the Fund’s anchor position only recently becoming a publicly traded company. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory and Sub-Advisory

Agreements (Unaudited) (Continued)

Fees and Expenses

Convexity Funds

The Trustees reviewed the proposed advisory fee of each of the Convexity Funds as compared to their peer group. They considered the proposed advisory fee for each Convexity Fund was 0.50% and noted that each Fund’s advisory fee was less than its peer group average of 0.66% and slightly higher than the Morningstar category average of 0.45%. The Trustees considered Simplify’s assertion that the fees were reasonable given the use of the Convexity Funds’ complex option overlays and the amount of portfolio management, expertise and compliance resources and concluded the proposed fees were not unreasonable.

Volt Funds

The Trustees reviewed the proposed advisory fee of each of the Volt Funds as compared to their peer group. They considered the proposed advisory fee for each Volt Fund was 0.95% and noted that each Fund’s advisory fee was higher than its peer group average of 0.87% and slightly less than the Morningstar category average of 0.96%. The Trustees considered Simplify’s assertion that the fees were reasonable given the amount of portfolio management, expertise and compliance resources required to select disruptive companies and concluded the proposed fees were not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by Simplify. They noted that because each New Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They further noted that Simplify projected making a profit in connection with each Fund if estimated asset levels were achieved, and that the estimated profit levels of the New Funds varied due to projections on asset levels. They reasoned that based on the information provided by the adviser, the estimated profitability was not excessive.

Economies of Scale

The Trustees considered whether economies of scale would likely be realized by Simplify during the initial term of each proposed advisory agreement. They noted that Simplify had agreed to consider breakpoints for each Fund once assets reached a certain level.

Conclusion

Having requested and received such information from Simplify as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of each Investment Advisory Agreement was in the best interest of each New Fund and its future shareholders.

Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF and Simplify Volt RoboCar Disruption and Tech ETF

Approval of Sub-Advisory Agreement – Simplify Volt Cloud and Cybersecurity Disruption ETF (“Cloud and Cybersecurity ETF”), Simplify Volt Fintech Disruption ETF (“Fintech ETF”), Simplify Volt Pop Culture Disruption ETF (“Pop Culture ETF”) and Simplify Volt RoboCar Disruption and Tech ETF (“RoboCar ETF”, collectively “Volt Funds”).

In connection with a meeting held on November 10, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the investment sub-advisory agreement between Simplify, Volt Equity LLC (“Volt”) and the Trust, with respect to the Volt Funds. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Volt Funds and the Sub-Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the sub-adviser was founded in 2020 and was registered with the Securities and Exchange Commission. They acknowledged that the sub-adviser was formed to serve as sub-adviser for the Volt Funds. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Funds, taking into account their education and noting the investment team’s experience. The Trustees acknowledged that the sub-adviser’s investment decisions were developed using a proprietary research process that identified disruptive and innovative companies. The Trustees concluded that the sub-adviser was expected to continue providing quality service to the Funds and their shareholders.

Performance

RoboCar ETF

The Trustees considered the Fund’s hypothetical back-tested performance and noted that the Fund outperformed its benchmark for the one, three, and five-year periods and since inception periods. The Trustees acknowledged that the sub-adviser was the Fund’s sole sub-adviser, responsible for selecting the Fund’s investments in disruptive and innovative companies. The Trustees considered the qualifications of the proposed portfolio managers and agreed that Simplify and Volt were well positioned to manage the strategies proposed.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory and Sub-Advisory

Agreements (Unaudited) (Continued)

Pop Culture ETF

The Trustees reviewed the Fund’s hypothetical back-tested performance and noted that the Fund would have returned 62%, 27%, and 27% for the one-year, two-year, and since inception periods. They further noted that the Fund would have outperformed its benchmark for all relevant comparison periods. The Trustees acknowledged that the Fund’s back-test performance data was limited to one-year, two-year, and since inception periods because the Fund’s anchor position only became a publicly traded company. The Trustees considered the qualifications of the proposed portfolio managers and agreed that Simplify and Volt were well positioned to manage the strategies proposed.

Fintech ETF

The Trustees reviewed the Fund’s hypothetical back-tested performance and noted that the Fund would have returned 118%, 38%, and 38% for the one-year, two-year, and since inception periods. They further noted that the Fund would have outperformed its benchmark for all relevant comparison periods. The Trustees acknowledged that the Fund’s back-test performance data was limited to one-year, two-year, and since inception periods because the Fund’s anchor position only became a publicly traded company. The Trustees considered the qualifications of the proposed portfolio managers and agreed that Simplify and Volt were well positioned to manage the strategies proposed.

Cloud and Cybersecurity ETF

The Trustees reviewed the Fund’s hypothetical back-tested performance and noted that the Fund would have returned 90.7% for the one-year and since inception period. They further noted that the Fund would have outperformed its benchmark for all relevant comparison periods and the Trustees acknowledged that the Fund’s back-test performance data was limited to one-year and since inception periods because the Fund’s anchor position only became a publicly traded company. The Trustees considered the qualifications of the proposed portfolio managers and agreed that Simplify and Volt were well positioned to manage the strategies proposed.

Fees and Expenses

The Trustees reviewed the fee split between the Fund’s adviser and the sub-adviser and allocation of responsibilities between the adviser and sub-adviser, noting that the sub-adviser received a fee equal to 0.50% of each Fund’s average net assets. They compared the Fund’s sub-advisory fee to the Funds’ Morningstar category average advisory fee, noting that the sub-advisory fee was lower than the Morningstar category average fee. The Trustees concluded that the sub-advisory fee was not unreasonable.

Profitability

The Trustees reviewed the profitability analysis provided by the sub-adviser, noting that the sub-adviser projected a loss for year one and a modest profit in terms of actual dollars and percentage of revenue in connection with its relationship with the Funds for year 2. The Trustees agreed that such profit was not excessive in light of the fees charged to each Fund and the complexity involved in managing the Funds.

Economies of Scale

The Trustees considered whether there were economies of scale with respect to the management of the Fund but agreed that economies of scale was primarily a Fund level issue and was considered with respect to the Fund’s advisory fee and net expenses.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Nasdaq, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

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Investment Adviser Simplify Asset Management Inc. 54 W 40th Street, New York, NY 10018	Investment Sub-Adviser Volt Equity LLC 1423 Broadway PMB 137 Oakland, CA 94612	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10036
Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100, Portland, ME 04101	Independent Registered Public Accountant Cohen & Company Ltd. 1350 Euclid Ave., Suite 800, Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Simplify Exchange Traded Funds 54 W 40th Street, New York, NY 10018

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Simplify Exchange Traded Funds

By (Signature and Title)*	/s/ Paul Kim, President
Paul Kim, President
(principal executive officer)

Date:	March 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Kim, President
Paul Kim, President
(principal executive officer)

Date:	March 2, 2021

By (Signature and Title)*	/s/ David Berns, Treasurer
David Berns, Treasurer
(principal financial officer)

Date:	March 2, 2021

*	Print the name and title of each signing officer under his or her signature.